Summary Of Investments - Other than Investments In Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 15,138.2
Fair Value	16,475.5
Amount At Which Shown In The Balance Sheet	16,475.5
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,373.9
Fair Value	11,774.1
Amount At Which Shown In The Balance Sheet	11,774.1
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,806.4
Fair Value	2,896.5
Amount At Which Shown In The Balance Sheet	2,896.5
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,914.4
Fair Value	1,964.4
Amount At Which Shown In The Balance Sheet	1,964.4
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	48.0
Fair Value	48.4
Amount At Which Shown In The Balance Sheet	48.4
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,934.9
Fair Value	3,064.6
Amount At Which Shown In The Balance Sheet	3,064.6
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	3,313.3
Fair Value	3,425.5
Amount At Which Shown In The Balance Sheet	3,425.5
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	356.9
Fair Value	374.7
Amount At Which Shown In The Balance Sheet	374.7
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,774.3
Fair Value	2,711.4
Amount At Which Shown In The Balance Sheet	2,711.4
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	102.0
Fair Value	134.1
Amount At Which Shown In The Balance Sheet	134.1
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	199.2
Fair Value	260.1
Amount At Which Shown In The Balance Sheet	260.1
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,069.1
Fair Value	1,504.8
Amount At Which Shown In The Balance Sheet	1,504.8
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	404.0
Fair Value	812.4
Amount At Which Shown In The Balance Sheet	812.4
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,990.0	[1]
Fair Value	1,990.0	[1]
Amount At Which Shown In The Balance Sheet	$ 1,990.0	[1]

[1]	Includes $21.9 million in treasury bills issued by the Australian government.